14. EMPLOYEE STOCK PLANS - Non-vested (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Shares:
Non-vested – Beginning	28,070	28,285
Granted	9,547	16,068
Forfeited	(2,199)	(2,412)
Vested	(9,596)	(13,871)
Non-vested – Ending	25,822	28,070
Weighted Average Grant Date Fair Value:
Non-vested – Beginning	$ 31.92	$ 32.31
Granted	$ 39.76	$ 32.41
Forfeited	$ 30.7	$ 33.56
Vested	32.07	33
Non-vested – End	$ 34.86	$ 31.92